Long Term Debt (Details) - Schedule of maturities of outstanding long-term debt obligations	Dec. 31, 2022 USD ($)
Schedule of Maturities of Outstanding Long Term Debt Obligations [Abstract]
2023	$ 13,200,000
2024	1,462,727
Aggregate maturities due	14,662,727
Original issue discount	(2,000,000)
Cumulative unrealized change in fair value	1,944,273
Total debt outstanding at fair value	$ 14,607,000